Stockholders’ Equity (Details Narrative) - USD ($)						9 Months Ended	12 Months Ended
	Jun. 11, 2024	Apr. 24, 2024	Apr. 15, 2024	Jan. 17, 2024	Apr. 24, 2014	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized						50,000,000	50,000,000	50,000,000
Preferred stock, par value						$ 0.001	$ 0.001
Issuance of shares						100	100
Common stock, shares authorized						450,000,000	450,000,000	450,000,000
Common stock, par value						$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued						10,880,000	10,880,000	10,880,000
Cash consideration				$ 8,160
Reverse stock split	1.25-for-1 reverse stock split
Equity note description	every holder of 1.25 shares of common stock of the Company shall receive 1 share of common stock
Common stock, shares outstanding						10,880,000	10,880,000	10,880,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued						5,440,000	5,440,000
Mr. Cheung Chi Ping [Member]
Class of Stock [Line Items]
Related party percentage					40.00%
Mr Cheung Ching Ping [Member]
Class of Stock [Line Items]
Related party percentage				50.00%	50.00%
Mr Cheung Yick Chung [Member]
Class of Stock [Line Items]
Related party percentage				40.00%	10.00%
Ms Chan Lee [Member]
Class of Stock [Line Items]
Related party percentage				10.00%
Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				50,000,000
Preferred stock, par value				$ 0.001
Cash consideration				$ 8,160
Reverse stock split	1.25-for-1 reverse stock split
Equity note description	every holder of 1.25 shares of common stock of the Company shall receive 1 share of common stock
Subsequent Event [Member] | Mr. Cheung Chi Ping [Member]
Class of Stock [Line Items]
Related party percentage		40.00%
Subsequent Event [Member] | Mr Cheung Ching Ping [Member]
Class of Stock [Line Items]
Related party percentage		50.00%		50.00%
Subsequent Event [Member] | Mr Cheung Yick Chung [Member]
Class of Stock [Line Items]
Related party percentage			10.00%	40.00%
Subsequent Event [Member] | Ms Chan Lee [Member]
Class of Stock [Line Items]
Related party percentage				10.00%
Ace Champion Investments Limited [Member]
Class of Stock [Line Items]
Issuance of shares				6,800,000
Common stock, par value				$ 0.001
Common stock, shares issued	10,880,000
Ace Champion Investments Limited [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued	5,440,000
Ace Champion Investments Limited [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of shares				6,800,000
Common stock, par value				$ 0.001
Common stock, shares issued	10,880,000
Ace Champion Investments Limited [Member] | Subsequent Event [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued	5,440,000
Chrome Fields Asset Management LLC [Member]
Class of Stock [Line Items]
Common stock, shares issued	4,352,000
Chrome Fields Asset Management LLC [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares issued	4,352,000
Trendy View Assets Management [Member]
Class of Stock [Line Items]
Issuance of shares				1,360,000
Common stock, par value				$ 0.001
Common stock, shares issued	1,088,000
Trendy View Assets Management [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of shares				1,360,000
Common stock, par value				$ 0.001
Common stock, shares issued	1,088,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						20,000,000	20,000,000	20,000,000
Preferred stock, par value						$ 0.001	$ 0.001	$ 0.001
Preferred stock voting rights						holders of series A preferred stock would have 20 voting rights	holders of series A preferred stock would have 20 voting rights
Cash consideration				$ 10,000
Preferred stock, shares issued						10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding						10,000,000	10,000,000	10,000,000
Series A Preferred Stock [Member] | Mr. Cheung Chi Ping [Member]
Class of Stock [Line Items]
Issuance of shares				1,000,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				20,000,000
Preferred stock, par value				$ 0.001
Preferred stock voting rights							holders of Series A preferred stock would have 20 voting rights
Cash consideration				$ 10,000
Series A Preferred Stock [Member] | Subsequent Event [Member] | Mr. Cheung Chi Ping [Member]
Class of Stock [Line Items]
Issuance of shares				1,000,000
Series A Preferred Stock [Member] | Ace Champion Investments Limited [Member]
Class of Stock [Line Items]
Issuance of shares				5,000,000
Series A Preferred Stock [Member] | Ace Champion Investments Limited [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of shares				5,000,000
Series A Preferred Stock [Member] | Chrome Fields Asset Management LLC [Member]
Class of Stock [Line Items]
Issuance of shares				4,000,000
Series A Preferred Stock [Member] | Chrome Fields Asset Management LLC [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of shares				4,000,000